TRADE AND OTHER RECEIVABLES - Trade and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
TRADE AND OTHER RECEIVABLES
Trade receivables	€ 19,558	€ 18,641
Sales tax	514
Trade and other receivables	€ 20,072	€ 18,641